Leases - Future Revenue for Chartered-out Vessels, Barges, Pushboats and for Logistics Business (Table) (Details) - Logistics Business [Member] $ in Thousands	Dec. 31, 2021 USD ($)
2023	$ 190,021
2024	160,911
2025	130,283
2026	72,069
2027	58,573
2028 and thereafter	572,574
Total	$ 1,184,431